Document and Entity Information	Feb. 28, 2022
Document and Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Feb. 28, 2022
Entity File Number	001-37394
Entity Registrant Name	BLACK KNIGHT, INC.
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	81-5265638
Entity Address, Address Line One	601 Riverside Avenue
Entity Address, City or Town	Jacksonville
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	32204
City Area Code	904
Local Phone Number	854-5100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.0001 par value
Trading Symbol	BKI
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001627014
Amendment Flag	false